Business Combination (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Mar. 31, 2019	Mar. 29, 2019
Business Combinations [Abstract]
Total acquisition price	$ 8.6
Purchase consideration shares	200,000
Beneficial ownership limitation, percentage	4.99%
Number of common shares into which the preferred is convertible	2,500,000
Preferred stock, quoted value		$ 8.6
Quoted closing price		$ 3.44